Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current
Bank borrowings	[1]	$ 6,956	$ 2,756
Other borrowings	[2]		2,541
Total		$ 6,956	$ 5,297

[1]	The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 3.00% ~ 3.17% (2023: 3.20% ~ 3.55%) per annum, with a weighted average interest rate of 3.11% (2023: 3.38%) per annum. Certain bank borrowings are guaranteed by certain of our directors, certain legal representative, certain subsidiary and other company as of December 31, 2023 and 2024.
[2]	In December 2023, the Group entered into two one-year financing agreement with two independent third-party financial institute amounting to US$2,541 thousand with two patents pledged and certain director and subsidiaries guaranteed. The interest rate ranged from 4.9% to 4.96% per annum. The Group has fully repaid the amount and the balance is nil as of December 31, 2024.